Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended							12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Net earnings for basic and dilutive earnings per share	$ 77.9	$ 105.1	$ 87.2	$ 84.9	$ 129.8	$ 117.0	$ 70.2	$ 143.8	$ 407.0	$ 408.9	$ 261.2
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average shares for basic earnings per share									62.1	64.9	69.6
Effect of dilutive securities:
Stock options									0.1	0.2	0.2
Restricted stock equivalents									0.7	0.6	0.5
Total dilutive securities									0.8	0.8	0.7
Weighted-average shares for diluted earnings per share									62.9	65.7	70.3
Basic earnings per share	$ 1.19	$ 1.69	$ 1.40	$ 1.37	$ 2.10	$ 1.86	$ 1.08	$ 2.17	$ 6.55	$ 6.30	$ 3.75
Diluted earnings per share	$ 1.17	$ 1.66	$ 1.38	$ 1.35	$ 2.07	$ 1.84	$ 1.06	$ 2.15	$ 6.47	$ 6.22	$ 3.72
Antidilutive securities excluded from computation of EPS									0	0.4	0.7